Intangible Assets - Estimated Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014 (for the remainder of the fiscal year)	$ 773
2015	737	1,079
2016	141	736
2017	51	141
2018	33	51
2019		33
Thereafter
Intangible Assets, Net	$ 1,735	$ 2,040	$ 5,242